Federal Home Loan Bank Advances - Scheduled Principal Reductions of Federal Home Loan Bank Advances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
2013	$ 2,538
2014	30,223
2015	5,000
2017	2,500
Total	$ 40,261